Fair Value Measurements - Schedule of Reconciliation for the Change in Fair Value (Details) - Fair Value, Inputs, Level 3 [Member] - Earnout Liabilities [Member] $ in Thousands	4 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Reconciliation for the Change in Fair Value [Line Items]
Fair value , Balance	$ 14,896
Change in fair value	2,876
Fair value , Balance	$ 17,772